RECEIVABLES - Additional Information (Details) $ in Millions	6 Months Ended
	Jun. 30, 2020 USD ($) contract	Jun. 30, 2019 USD ($) contract	Dec. 31, 2019 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Contractual payments period	30 days
Receivables delinquency period	90 days
Number of accounts receivable undergoing bankruptcy proceedings (in contracts) | contract	330	381
Amount of accounts receivable undergoing bankruptcy proceedings	$ 21	$ 16
North America
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance lease, contracts (in contracts) | contract	275	272
Pre-modification value of retail and finance lease receivable contracts	$ 9	$ 10
Post-modification value of retail and finance lease receivable contracts	8	$ 9
Europe
Accounts, Notes, Loans and Financing Receivable [Line Items]
Pre-modification value of retail and finance lease receivable contracts	78		$ 98
Post-modification value of retail and finance lease receivable contracts	$ 71		$ 91